Share-Based Payments - Data Related to All Performance Share Awards (PSAs) (Details) - Performance Shares [Member] shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Employee shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested | $	$ 64	$ 4	$ 58
Total compensation cost related to nonvested awards not yet recognized, pre-tax | $	$ 34	$ 41	$ 34
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days
Number of shares modified to accelerate vesting | shares			1.1
Number of employees affected by plan modification | Employee			90
Number of shares scheduled for near-term vesting | shares			1.1